TAX FREE FUND FOR PUERTO RICO RESIDENTS, INC.

TAX FREE FUND II FOR PUERTO RICO RESIDENTS, INC.

TAX FREE TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE HIGH GRADE PORTFOLIO BOND FUND FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE HIGH GRADE PORTFOLIO BOND FUND II FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE FIXED INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE FIXED INCOME FUND II FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE FIXED INCOME FUND III FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE FIXED INCOME FUND IV FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE FIXED INCOME FUND V FOR PUERTO RICO RESIDENTS, INC.

TAX-FREE FIXED INCOME FUND VI FOR PUERTO RICO RESIDENTS, INC.

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO INVESTORS

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

US MORTGAGE-BACKED & INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

GNMA & US GOVERNMENT TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

I, Liana I. Loyola, Secretary of the Board of Directors of the of each of the above funds* (each referred to herein as a “Fund” or collectively referred to as the “Funds”), hereby certify that the following resolutions were approved by the members of the Board of Directors of each Fund on March 11, 2021:

         RESOLVED, that based on the information and recommendation provided by management and counsel, and pursuant to Article III(2) of each Fund’s Bylaws, the Board of Directors of the Tax Free Puerto Rico Fund, Inc., Tax Free Puerto Rico Fund II, Inc., Tax Free Puerto Rico Target Maturity Fund, Inc., Puerto Rico AAA Portfolio Target Maturity Fund, Inc., Puerto Rico AAA Portfolio Bond Fund, Inc., Puerto Rico AAA Portfolio Bond Fund II, Inc., Puerto Rico Fixed Income Fund, Inc., Puerto Rico Fixed Income Fund II, Inc., Puerto Rico Fixed Income Fund III, Inc., Puerto Rico Fixed Income Fund IV, Inc., Puerto Rico Fixed Income Fund V, Inc., Puerto Rico Fixed Income Fund VI, Inc., Multi-Select Securities Puerto Rico Fund, Puerto Rico Short Term Investment Fund, Inc., Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc., Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. and U.S. Municipal & Income Fund, Inc. (each, a “Fund,” and collectively, the “Funds”), hereby approves to fix at seven (7) the total number of members of each Fund’s Board of Directors, and

         FURTHER RESOLVED, that Article III(3) of each Fund’s Bylaws be amended regarding the references to the directors’ retirement age to increase it from eighty (80) years of age to eighty five (85) years of age, and

* In compliance with the SEC Regulations, the Funds changed their corporate names in May 2021.

         FURTHER RESOLVED, that the seven (7) members of each Fund’s Board of Directors will maintain their terms of service pursuant to Article III of the Funds’ Bylaws, and the nomination for their reelections will occur in a staggered manner, and

         FURTHER RESOLVED, to request from the Funds’ Governance and Nominating Committees a recommendation of nominees to fill the two available director’s vacancies.

IN WITNESS WHEREOF, I have executed this Certificate on behalf of the Funds as of this 23rd day of August 2021.

__/s/Liana I. Loyola_

Liana I. Loyola, Esq.

Secretary